Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accounts Receivable Allowance Abstract
Balance	$ 189,313
Balance	(194,363)	(189,313)
Addition		(190,786)	0	0
Write off	0	0	0	0
Effect of exchange rate difference	$ (1,627)	$ 1,473	$ 0	$ 0